BACKGROUND AND ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND ORGANIZATION

NOTE 1. BACKGROUND AND ORGANIZATION

Nuburu, Inc. (“Nuburu” or the “Company”) was originally incorporated in Delaware on July 21, 2020 under the name Tailwind Acquisition Corp. (“Tailwind”) as a special purpose acquisition company, formed for the purpose of effecting an initial business combination with one or more target businesses. On September 9, 2020 (the “IPO Closing Date”), the Company consummated its initial public offering (the “IPO”). On January 31, 2023 (the "Closing Date"), the Company consummated a business combination with Nuburu Subsidiary, Inc. f/k/a Nuburu, Inc. (“Legacy Nuburu”), a privately held operating company which merged into the Company's subsidiary Compass Merger Sub, Inc. (the “Business Combination”) and changed its name to “Nuburu, Inc.,” and the Company became the owner, directly or indirectly, of all of the equity interests of Nuburu Subsidiary, Inc. and its subsidiaries.

On July 22, 2025, the Company filed a Certificate of Amendment to Amended and Restated Certificate of Incorporation of the Company with the Delaware Secretary of State, increasing the number of shares of stock that the Company has the authority to issue to 950,000,000 shares, of which 900,000,000 shares are Common Stock and 50,000,000 shares are Preferred Stock.

In September 2025, the Company formed NUBURU Defense, LLC ("NUBURU Defense"), a new wholly-owned subsidiary incorporated in Delaware.

Throughout the notes to the condensed consolidated financial statements, unless otherwise noted, the “Company,” “we,” “us” or “our” and similar terms refer to Legacy Nuburu prior to the consummation of the Business Combination, and Nuburu and its subsidiaries after the consummation of the Business Combination.

Going Concern and Liquidity

The Company is an emerging growth company that has not yet achieved full commercialization and is expected to incur losses until it does.

From inception through September 30, 2025, the Company has incurred operating losses and negative cash flows from operating activities. For the nine months ended September 30, 2025 and 2024, the Company has incurred operating losses, including net losses of $51,257,996 and $22,689,705, respectively, and the Company has an accumulated deficit of $172,666,551 as of September 30, 2025. The operating loss for the nine months ended September 30, 2025 included $10,398,050 of non-cash interest expense recognized on remeasurement of the preferred stock liability. For additional information on this interest expense, see Note 9. The Company expects to continue executing its comprehensive growth and diversification strategy, expanding into complementary domains such as defense-tech, security, and operational resilience solutions. The Company anticipates that it will incur net losses for the foreseeable future and, even if it increases its revenue, there is no guarantee that it will ever become profitable. All of the aforementioned factors raise substantial doubt about the Company's ability to continue as a going concern.

Until the Company can generate sufficient revenue, it plans to finance its business with the proceeds from the issuance and sale of debt or equity securities and borrowings under credit facilities, including sales pursuant to its SEPA with the SEPA Investor, each defined and further described in Note 11. The Company plans to rely on proceeds received from using the SEPA to the extent permitted under the terms of the Offering, as defined in Note 9. There is no assurance that management's plans to obtain additional debt or equity financing or credit facilities will be successfully implemented or implemented on terms favorable to the Company.

NYSE Regulation Notice of Noncompliance

On April 29, 2025, the Company received a Notice of Noncompliance from NYSE Regulation indicating that the Company was not in compliance with Section 1003(a)(i) of the NYSE American LLC Company Guide (the “Company Guide”), which requires a company to maintain stockholders’ equity of $2.0 million or more if it has reported losses from continuing operations or net losses in two of its three most recent fiscal years.

As required by the Company Guide, the Company submitted a detailed plan on May 29, 2025. The detailed plan advised NYSE Regulation of actions the Company has taken or will take to regain compliance with the continued listing standards by the compliance deadline of October 29, 2026. On July 22, 2025, the NYSE notified the Company that it had accepted the Company’s plan outlining definitive actions that the Company has taken or will take to regain compliance with NYSE’s continued listing standards (the “Compliance Plan”) and granted a plan period through October 29, 2026 (the “Plan Period”).

The NYSE will review the Company periodically for compliance with the Compliance Plan. If the Company is not in compliance with the continued listing standards by October 29, 2026, or if the Company does not make progress consistent with the Compliance Plan during the Plan Period, the NYSE American may initiate delisting proceedings as appropriate. However, the Company may appeal a staff delisting determination in accordance with the Company Guide.

The NYSE notice and NYSE’s acceptance of the Compliance Plan have no immediate effect on the listing or trading of the Company’s securities and the Company’s Common Stock will continue to trade on the NYSE American under the symbol “BURU” during the Plan Period with the designation of “.BC” to indicate that the Company is not in compliance with the NYSE American’s continued listing standards.

The Company believes that, upon consummation of certain of the transactions that it has recently announced, it will be able to regain compliance. However, such transactions are subject to regulatory approvals, stockholder approval, and other closing conditions and, as a result, may not be consummated. Even if consummated, such transactions may not achieve the anticipated results or benefits to the Company.

Inventory, Property and Equipment and Right-of-Use Asset Impairment

The Company leased approximately 27,900 square feet of office space in Centennial, Colorado under a noncancelable operating lease agreement. The original term of the lease was set to expire in December 2024, however, in November 2023, the Company elected to extend the lease through June 2025. As further described in Note 3, as of March 31, 2025, the Company was in default under its lease, and Centennial Tech Industrial Owner (the "Landlord") pursued available remedies in advance of the expiration of the lease term in June 2025. As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the nine months ended September 30, 2025. See Note 3 for additional information.

Certain Significant Risks and Uncertainties

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, those summarized in the Cautionary Note Regarding Forward-Looking Statements above.

NOTE 1. BACKGROUND AND ORGANIZATION

Nuburu, Inc. (“Nuburu” or the “Company”) and its wholly-owned subsidiary Nuburu Subsidiary, Inc., is a leading innovator in high-power, high-brightness blue laser technology that is focused on bringing breakthrough improvements to a broad range of high-value applications including welding and 3D printing. The Company is located in Centennial, Colorado.

Nuburu was originally incorporated in Delaware on July 21, 2020 under the name Tailwind Acquisition Corp. (“Tailwind”) as a special purpose acquisition company, formed for the purpose of effecting an initial business combination with one or more target businesses. On September 9, 2020 (the “IPO Closing Date”), the Company consummated its initial public offering (the “IPO”). On January 31, 2023 (the "Closing Date"), the Company consummated a business combination with Nuburu Subsidiary, Inc. f/k/a Nuburu, Inc. (“Legacy Nuburu”), a privately held operating company which merged into the Company's subsidiary Compass Merger Sub, Inc. (the “Business Combination”) and changed its name to “Nuburu, Inc.,” and the Company became the owner, directly or indirectly, of all of the equity interests of Nuburu Subsidiary, Inc. and its subsidiaries. In light of the fact that the Business Combination has closed and the Company's ongoing business will be the business formerly operated by Legacy Nuburu, these financial statements primarily include information regarding Legacy Nuburu’s business.

Throughout the notes to the consolidated financial statements, unless otherwise noted, the “Company,” “we,” “us” or “our” and similar terms refer to Legacy Nuburu prior to the consummation of the Business Combination, and Nuburu and its subsidiaries after the consummation of the Business Combination.

Going Concern and Liquidity

The Company devotes its efforts to business planning, research and development, and raising capital. The Company is an emerging growth company that has not yet achieved full commercialization and is expected to incur losses until it does.

From inception through December 31, 2024, the Company has incurred operating losses and negative cash flows from operating activities. For the years ended December 31, 2024 and 2023, the Company has incurred net losses of $34,515,754 and $20,710,446, respectively, and the Company has an accumulated deficit of $131,806,605 as of December 31, 2024. The Company expects to continue to expand its operations, including by investing in manufacturing, sales and marketing, research and development, and infrastructure to support its growth. The Company anticipates that it will incur net losses for the foreseeable future and, even if it increases its revenue, there is no guarantee that it will ever become profitable. All of the aforementioned factors raise substantial doubt about the Company's ability to continue as a going concern.

The Company plans to finance its operations with proceeds from the issuance and sale of equity securities or debt; however, there is no assurance that management's plans to obtain additional debt or equity financing will be successfully implemented or implemented on terms favorable to the Company. Until the Company can generate sufficient revenue to cover its operating expenses, working capital, and capital expenditures, the Company plans to rely on proceeds received from certain agreements executed subsequent to December 31, 2024, as further described in Note 16.

Certain Significant Risks and Uncertainties

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, rapid technological change, competition from substitute products and larger companies, protection of proprietary technology, ability to maintain distributor relationships, and dependence on key individuals.

Restatement

See Note 15, “Restatement of Previously Issued Consolidated Financial Statements and Previously Issued Unaudited Interim Condensed Consolidated Financial Statements ”, for additional information regarding the restatement of amounts included in the Company's previously issued financial statements as of and for the year ended December 31, 2023 and for each of the quarterly periods ended March 31, 2024, June 30, 2024 and September 30, 2024.